Summary Prospectus
January 29, 2021

Disclosure contained herein relates to all classes of the Fund, as listed below, unless otherwise noted.
Share Class | Ticker	Institutional FHMIX

Federated Hermes Conservative Municipal
Microshort Fund

A Portfolio of Federated Hermes Adviser Series
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information and most recent reports to shareholders, online at FederatedInvestors.com/FundInformation. You can also get this information at no cost by calling 1-800-341-7400, by sending an email request via Contact Us on FederatedInvestors.com, or from a financial intermediary through which Shares of the Fund may be bought or sold. The Fund’s Prospectus and Statement of Additional Information, both dated January 29, 2021, are incorporated by reference into this Summary Prospectus.

A mutual fund seeking to provide current income consistent with preservation of capital with an emphasis on maintaining liquidity on a tax-exempt basis.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Fund Summary Information
Federated Hermes Conservative Municipal Microshort Fund (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide current income consistent with preservation of capital with an emphasis on maintaining liquidity on a tax-exempt basis.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold and sell Institutional Shares (IS) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If you purchase the Fund’s IS Shares through a broker acting as an agent on behalf of its customers, you may be required to pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)
IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
IS
Management Fee	0.25%
Distribution (12b-1) Fee	None
Other Expenses[1]	0.19%
Total Annual Fund Operating Expenses	0.44%
Fee Waivers and/or Expense Reimbursements[2]	(0.19)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.25%
1
 Other Expenses are based on estimated amounts for the current fiscal year.

2
 The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses, and proxy-related expenses, paid by the Fund, if any) paid by the Fund’s IS class (after the voluntary waivers and/or reimbursements) will not exceed 0.25% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) February 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Board of Trustees (the “Trustees”).
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses (excluding any sales loads on reinvested dividends, fee waivers and/or expense reimbursements) are as shown in the table above and remain the same. The expenses used to calculate the Fund’s examples do not include fee waivers or expense reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$45
3 Years	$141
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance. The Fund is a new fund, has not yet completed its first fiscal year of operation and has no portfolio turnover yet to report.
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE
What are the Fund’s Main Investment Strategies?
The Fund pursues its objective by investing its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax. Up to 20% of the Fund’s investments may be subject to (or may be a specific preference item for purposes of) the federal alternative minimum tax (AMT) for individuals.

The Fund is not a money market fund, is not subject to the special regulatory requirements and risk limiting conditions (including maturity, liquidity and credit quality constraints) applicable to money market funds, and does not qualify for special money market fund tax accounting methods under certain Treasury regulations.
The Fund seeks to invest all of its assets in securities or issuers rated investment grade (or unrated securities of comparable quality). Within investment-grade securities, the Fund may invest up to 15% of its assets in BBB rated, fixed-income securities or, with respect to securities maturing in 397 days or less, securities with short-term ratings of comparable credit quality to BBB (i.e., A-3 or P-3 ratings). Although the value of the Fund’s shares will fluctuate, the Fund’s investment adviser (the “Adviser”) seeks to maintain a low degree of share price fluctuation by executing a “microshort” strategy. The Adviser considers a “microshort” strategy to be consistent with a relatively short dollar-weighted average portfolio maturity which, in the case of the Fund, will generally be limited to a maximum of 180 days. Under normal market conditions, individual securities’ maturities will not exceed 2.5 years for fixed rate securities and 3 years for floating rate securities.
The Fund focuses its investments in the municipal bond sector. The securities in which the Fund may principally invest include tax-exempt securities, which may include, for example, general obligation bonds; special revenue bonds; private activity bonds; municipal mortgage-backed securities; planned amortization classes (a form of municipal mortgage-backed security issued with a companion class or classes to control prepayment risks); variable rate demand instruments; municipal notes; and tax-exempt commercial paper. Certain of the tax-exempt securities in which the Fund invests may be subject to credit enhancement, such as guarantees, letters of credit or bond insurance.
The Adviser actively manages the Fund’s portfolio, seeking to buy securities to further its investment objective and to sell a security when, in the view of the Adviser, it is no longer attractive in furthering the Fund’s investment objective or if the Adviser deems it to be not in the best interest of the Fund. The Adviser attempts to manage the Fund’s credit risk by selecting securities that make default in the payment of principal and interest less likely.
The Adviser may seek higher returns than may be offered by a tax-exempt money market fund by generally investing in: variable rate demand notes, municipal notes and short-term municipal bonds.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments the income from which is exempt from federal regular income tax. This policy may not be changed without shareholder approval.

What are the Main (or Principal) Risks of Investing in the Fund?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:
■ Tax-Exempt Securities Risk. The amount of public information available about tax-exempt securities is generally less than for corporate equities or bonds. The secondary market for tax-exempt securities also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its tax-exempt securities at attractive prices. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund’s investments in tax-exempt securities. Tax-exempt issuers can and have defaulted on obligations, been downgraded or commenced insolvency proceedings. Like other issuers and securities, the likelihood that the credit risk associated with such issuers and such securities will increase is greater during times of economic stress and financial instability.
■ Interest Rate Risk. Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise. The longer the duration of a fixed-income security, the more susceptible it is to interest rate risk. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
■ Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Noninvestment-grade securities generally have a higher default risk than investment-grade securities. Such non-payment or default may reduce the value of the Fund’s portfolio holdings, its share price and its performance.
■ Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
■ Liquidity Risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
■ Tax Risk. In order to be tax-exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Consequently, the Fund may receive payments, and make distributions, that are treated as ordinary income for federal income tax purposes. Income from the Fund also may be subject to the AMT.
■ Call Risk. The Fund’s performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.

■ Sector Risk. A substantial part of the Fund’s portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities.
■ New Fund Risk. A new fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies.
■ Prepayment and Extension Risk. The Fund may invest in asset-backed securities which may be subject to prepayment risk. If interest rates fall, and unscheduled prepayments on such securities accelerate, the Fund will be required to reinvest the proceeds at the lower interest rates then available. Also, when interest rates fall, the price of asset-backed securities may not rise to as great an extent as that of other fixed-income securities. When interest rates rise, the price of asset-backed securities may decrease more than the price of other fixed-income securities when interest rates rise.
■ Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.
■ Risk Related to the Economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, industry or economic trends and developments or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects. Among other investments, lower-grade bonds may be particularly sensitive to changes in the economy.
■ Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance: Bar Chart and Table
A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.
FUND MANAGEMENT
The Fund’s Investment Adviser is Federated Investment Management Company.
Mary Jo Ochson, CFA, Senior Portfolio Manager, has been the Fund’s portfolio manager since its inception January of 2021.
Kyle Stewart, CFA, Senior Portfolio Manager, has been the Fund’s portfolio manager since its inception January of 2021.
Patrick J. Strollo, III, CFA, Senior Portfolio Manager, has been the Fund’s portfolio manager since its inception January of 2021.
purchase and sale of fund shares
You may purchase, redeem or exchange Shares of the Fund on any day the New York Stock Exchange is open. Shares may be purchased through a financial intermediary firm that has entered into a Fund selling and/or servicing agreement with the Distributor or an affiliate (“Financial Intermediary”) or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem or exchange Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.
The minimum initial investment amount for the Fund’s IS class is generally $1,000,000 and there is no minimum subsequent investment amount. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.
Tax Information
It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund’s dividends may not be tax-exempt. Dividends may be subject to state and local taxes. Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund’s normal investment activities. Any Fund distributions of capital gains are taxable at applicable capital gains rates. The Fund is generally not a suitable investment for retirement accounts.
Income from the Fund also may be subject to the alternative minimum tax (AMT) for individuals.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

 Federated Hermes Conservative Municipal Microshort Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561Contact us at FederatedInvestors.com
or call 1-800-341-7400.Federated Securities Corp., DistributorInvestment Company Act File No. 811-23259CUSIP 31423A457Q455334 (1/21)© 2021 Federated Hermes, Inc.